Post employment benefits - Fair value of assets and present value of liabilities of schemes (Details) - Pension plans - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Post employment benefits
Balance at beginning of the period	€ 152	€ (457)
Service cost	(39)	(37)
Interest income/(cost)	8	(9)
Return on plan assets excluding interest income	466	108
Actuarial gains/(losses) arising from changes in demographic assumptions		252
Actuarial gains (losses) arising from changes in financial assumptions	(1,118)	383
Actuarial gain (losses) arising from experience adjustments	(34)	(103)
Employer cash contributions	125	42
Exchange rate movements	(5)	13
Other movements	(8)	(40)
Balance at end of the period	(453)	152
Assets.
Post employment benefits
Balance at beginning of the period	6,906	6,974
Interest income/(cost)	137	154
Return on plan assets excluding interest income	466	108
Employer cash contributions	125	42
Member cash contributions	10	10
Benefits paid	(243)	(237)
Exchange rate movements	244	(143)
Other movements	(13)	(2)
Balance at end of the period	7,632	6,906
Liabilities.
Post employment benefits
Balance at beginning of the period	(6,754)	(7,431)
Service cost	(39)	(37)
Interest income/(cost)	(129)	(163)
Actuarial gains/(losses) arising from changes in demographic assumptions		252
Actuarial gains (losses) arising from changes in financial assumptions	(1,118)	383
Actuarial gain (losses) arising from experience adjustments	(34)	(103)
Member cash contributions	(10)	(10)
Benefits paid	243	237
Exchange rate movements	(249)	156
Other movements	5	(38)
Balance at end of the period	€ (8,085)	€ (6,754)